Share-Based Payments	12 Months Ended
Dec. 31, 2017
Share-based payments [abstract]
Share-based payments
26	Share-based payments

Pursuant to the resolution of the fifth meeting of the eighth session of the Board of Directors of the Company on 6 January 2015, the proposal regarding the list of participants and the number of share options under the share option incentive scheme was approved.

According to the Company’s share option incentive scheme, the grant date of share options was 6 January 2015, and there were a total of 38,760 thousand share options granted to 214 participants (0.359% of the total ordinary share capital issued). Each share option has a right to purchase an ordinary A share listed in PRC on vesting date at the exercise price under vesting conditions. The options were divided by three tranches of 40%, 30% and 30% of the total share options granted, respectively. Each tranche had independent vesting conditions relevant to year 2015, 2016 and 2017, respectively, which were listed as following:

•	weighted average rate of return on equity of the Group should be no less than 9% for 2015, 9.5% for 2016 and 10% for 2017 in respect to the three tranche;

•	for each year of 2015, 2016 and 2017, the compound annual growth rate in net profit based on the net profit of 2013 should achieve 5%;

•	for each year of 2015, 2016 and 2017, proportion of the main business revenue in the total revenue should be no less than 99%;

•	for each year of 2015, 2016 and 2017, each of the above three conditions should be no lower than the 75% level of peer companies; and

•	achieving the target budget set by the Sinopec Corp. in 2015, 2016 and 2017, respectively.

The participant should serve the Group at the required position from the grant date. Exercisable amount of each tranche depended on the time for which the participant served the Group during each year of 2015, 2016 and 2017. Upon the fulfilment of relevant vesting conditions, the share options of each tranche shall become exercisable at its exercisable date.

The fair value of the employee services received in exchange for the grant of this equity-settled, share-based compensation plan is recognised as an expense on a straight-line basis over the vesting period of each tranche. The total amount to be expensed is determined by reference to the fair value of the options granted excluding the impact of any service and non-market performance vesting conditions. When the options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital and share premium.

As at the grand date, the exercise price of each option was RMB 4.2. During the vesting period, the exercise price would be adjusted according to the declaration of dividends or any changes of total shares. As at 31 December 2017, the outstanding share options of each tranche, their exercisable date and exercise price are as follows. These outstanding share options will expire in twelve months after each exercisable date.

Tranche	Exercisable date	Exercise price (per share in RMB)	Outstanding share options

1	6 January 2017	3.85	—
2	6 January 2018	3.85	9,552,250
3	6 January 2019	3.85	9,552,250

The total fair value of share options at the grant date was RMB 65,412 thousands, which has been valued by an external valuation expert using Black-Scholes valuation model with the support from an external valuation expert.

The significant inputs into the model were as follows:

	Granting date

Spot share price	RMB	4.51
Exercise price	RMB	4.20
Expected volatility		41.20%
Maturity (years)		5.00
Risk-free interest rate		3.39%~3.67%
Dividend yield		1.00%

The first tranche of the Share Option Incentive Scheme was exercised on 29 August 2017, and the Company received cash payment of RMB 54,580 thousands from 199 grantees, out of which, RMB 14,177 thousands were in share capital (Note 24) and RMB 40,403 thousands were in reserve as share premium (Note 25).

Share option expenses of RMB 11,276 thousands have been recognised in “Selling and administrative expenses” of the Consolidated Income Statement for the year ended 31 December 2017 (2016: RMB 18,004 thousands, 2015: RMB 22,702 thousands).